Appleseed Fund
Schedule of Investments
June 30, 2025 (Unaudited)
o
Common Stocks — 69.15% Shares Fair Value
Canada — 4.90%
Materials — 0.99%
Cameco Corporation 7,000 $ 519,610
Real Estate — 3.91%
Boardwalk Real Estate Investment
Trust 40,000 2,055,341
Total Canada 2,574,951
France — 2.98%
Communications — 2.98%
Bollore SA 250,000 1,569,494
Total France 1,569,494
Greece — 1.94%
Industrials — 1.94%
Diana Shipping, Inc.
(a)
700,000 1,022,000
Total Greece 1,022,000
Ireland — 6.32%
Financials — 5.33%
AerCap Holdings NV 24,000 2,808,000
Health Care — 0.99%
Medtronic PLC 6,000 523,020
Total Ireland 3,331,020
Israel — 2.58%
Industrials — 2.58%
Ituran Location and Control Ltd. 35,000 1,355,550
Total Israel 1,355,550
Mexico — 2.53%
Health Care — 2.53%
Wal-Mart de Mexico SAB de CV
- ADR 40,000 1,332,400
Total Mexico 1,332,400
Russia — 0.00%
Financials — 0.00%
Moscow Exchange MICEX-RTS
PJSC - ADR
(a)(b)(c)
1,300,000 166
Sberbank of Russia PJSC – ADR
(a)(b)(c)
324,000 4
Total Russia 170

Appleseed Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks — 69.15%- (continued) Shares Fair Value
South Korea — 5.07%
Communications — 1.21%
Gravity Co. Ltd. - ADR
(a)
10,000 $ 636,900
Technology — 3.86%
Samsung Electronics Co. Ltd. 46,000 2,034,224
Total South Korea 2,671,124
Switzerland — 1.01%
Health Care — 1.01%
Roche Holding AG - ADR
(a)
13,000 529,880
Total Switzerland 529,880
United States — 41.82%
Consumer Discretionary — 4.60%
Lululemon Athletica, Inc.
(a)
4,500 1,069,110
VF Corporation 115,000 1,351,250
2,420,360
Consumer Staples — 6.80%
Dollar General Corp. 20,000 2,287,600
Herbalife Ltd.
(a)
150,000 1,293,000
3,580,600
Financials — 4.45%
AGNC Investment Corp. 115,000 1,056,850
Willis Lease Finance Corp. 9,000 1,285,020
2,341,870
Health Care — 5.88%
Ardelyx, Inc.
(a)
125,000 490,000
Charles River Laboratories
International, Inc.
(a)
7,500 1,137,975
Humana, Inc. 6,000 1,466,880
3,094,855
Industrials — 7.58%
GXO Logistics, Inc.
(a)
33,000 1,607,100
Stanley Black & Decker, Inc. 16,000 1,084,000
WESCO International, Inc. 7,000 1,296,400
3,987,500
Materials — 7.87%
CF Industries Holdings, Inc. 18,000 1,656,000
Chemours Co. (The)
(a)
90,000 1,030,500
Mosaic Co. (The) 40,000 1,459,200
4,145,700
Real Estate — 4.64%
Alexander & Baldwin, Inc. 60,000 1,069,800

Appleseed Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks — 69.15%- (continued) Shares Fair Value
United States — 41.82%
(continued)
Real Estate — 4.64% - continued
Easterly Government Properties,
Inc.
(a)
62,000 $ 1,376,400
2,446,200
Total United States 22,017,085
TOTAL  COMMON STOCKS
  (Cost $32,769,035) 36,403,674
Closed End Funds — 11.45%
Canada — 11.45%
Sprott Physical Gold Trust
(a)
175,000 4,436,250
Sprott Physical Uranium Trust
(a)
85,000 1,592,900
TOTAL  CLOSED END FUNDS
  (Cost $2,627,390) 6,029,150
Exchange-Traded Funds — 7.32%
United States — 7.32%
iShares Bitcoin Trust ETF
(a)
25,000 1,530,250
Simplify MBS ETF
(a)
14,500 726,305
VanEck Merk Gold Shares
(a)
50,000 1,594,500
TOTAL  EXCHANGE-TRADED FUNDS
  (Cost $2,257,997) 3,851,055
Preferred Stocks — 1.50%
United States — 1.50%
Financials — 1.50%
Federal National Mortgage
Association, Series S, 5.25% 25,000 375,000
Federal National Mortgage
Association, Series T, 8.25% 30,000 412,200
TOTAL  PREFERRED STOCKS
  (Cost $93,802) 787,200
U.S. Government & Agencies — 2.43%
Principal
Amount Fair Value
United States Treasury Inflation Indexed Bonds, 0.50%,
1/15/2028
(d)
$ 1,000,000 1,276,536
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $1,265,727) 1,276,536

Appleseed Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Convertible Bonds — 5.42%
Principal
Amount Fair Value
AerCap Ireland Capital DAC, 3.65%, 7/21/2027 $ 500,000 $ 492,304
Lumentum Holdings, Inc., 0.50%, 12/15/2026 2,000,000 2,359,532
TOTAL CONVERTIBLE BONDS
    (Cost $2,538,270) 2,851,836
Certificates of Deposit — 0.95%
Deerwood Bank, 3.05%, 9/8/2025 250,000 250,000
Spring Bank, 3.00%, 3/31/2026 250,000 250,000
TOTAL CERTIFICATES OF DEPOSIT
    (Cost $500,000) 500,000
Money Market Funds - 1.27% Shares
Federated Hermes Government Obligations Fund, Institutional
Class, 4.20%
(e)
669,456 669,456
TOTAL MONEY MARKET FUNDS
    (Cost $669,456) 669,456
Total Investments — 99.49%
    (Cost $42,721,677) 52,368,907
Other Assets in Excess of Liabilities  —  0.51% 267,567
Net Assets — 100.00% $ 52,636,474
(a) Non-income producing security.
(b) Security is currently being valued according to the fair value procedures.
(c) Illiquid security. The total fair value of these securities as of June 30, 2025 was $170, representing 0.00% of net assets.
(d) Principal amount of security is adjusted periodically based on changes in the Consumer Price
Index.
(e) Rate disclosed is the seven day effective yield as of June 30, 2025.
ADR - American Depositary Receipt